Employee benefits - Expense Recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 4.0	€ 3.5
Interest cost	3.6	4.0
Post-employment benefit expense	7.6	7.5
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4.1	3.9
Interest cost	3.5	3.9
Post-employment benefit expense	7.6	7.8
Post-employment medical benefits and other benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(0.1)	(0.4)
Interest cost	0.1	0.1
Post-employment benefit expense	€ 0.0	€ (0.3)